Income Taxes - Schedule of Approximate Amounts Associated with Accrued Interest Expense and the Cumulative Accrued Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current year accrued interest expense (net of related tax benefits)	$ 1	$ 5	$ 4
Cumulative accrued interest and penalties (net of related tax benefits)	$ 39	$ 45	$ 47